DETAILS OF CASH FLOWS - Changes in working capital balances (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
DETAILS OF CASH FLOWS
Accounts receivable	$ 10,141	$ (3,670)
Prepaid expenses and other	61	(906)
Accounts payable and accrued liabilities	844	(639)
Deferred revenue	5,595	1,800
Restricted cash		470
Changes in working capital balances	$ 16,641	$ (2,945)